Dow 2x Strategy Fund Expense Example, No Redemption - Class A and Class C [Member] - Dow 2x Strategy Fund - Class C	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 256
Expense Example, No Redemption, 3 Years	806
Expense Example, No Redemption, 5 Years	1,382
Expense Example, No Redemption, 10 Years	$ 2,947